Long-Term Deposits, Equipment Prepayments, Commitments and Other (Details) - Schedule of Long-Term Deposits, Equipment Prepayments, Commitments and Other - Long Term Deposit [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Long-Term Deposits, Equipment Prepayments, Commitments and Other (Details) - Schedule of Long-Term Deposits, Equipment Prepayments, Commitments and Other [Line Items]
VAT receivable		$ 2,083
Security deposits for energy, insurance and rent	4,901	3,872
Equipment and construction prepayments	39,813	32,230
Total	$ 44,714	$ 38,185